December 7, 2022

American United Life Insurance Company

One American Square

P.O. Box 368

Indianapolis, IN 46206-0368

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	AUL American Unit Trust

American United Life Insurance Company

File No. 033-31375

Dear Sir or Madam:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant certifies that the most recent amendment to the Registration Statement of the AUL American Unit Trust was filed electronically and that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent post-effective amendment to the Registration Statement.

No fees are required in connection with this filing. Please call me at (317) 285-1880 with any questions or comments.

Cordially,

/s/ Sean P. McGoff

Sean P. McGoff

Chief Compliance Officer of Separate Accounts

American United Life Insurance Company